FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Fair value measurement
Short-term investment	$ 4,323,492,324	¥ 28,129,938,110		¥ 14,112,862,288
Available-for-sale investments		18,552,440,485		14,467,476,607
Measured on recurring basis
Fair value measurement
Total	7,007,539,787	45,593,156,115	$ 4,269,069,801	29,640,151,624
Measured on recurring basis | Financial products
Fair value measurement
Short-term investment	4,133,182,123	26,891,722,845	1,211,910,189	8,414,292,445
Measured on recurring basis | Time deposits
Fair value measurement
Short-term investment	22,899,772	148,992,785	973,409,560	6,758,382,572
Measured on recurring basis | Listed equity securities
Fair value measurement
Available-for-sale investments	1,911,255,506	12,435,201,698	1,103,540,314	7,661,880,397
Measured on recurring basis | Unlisted debt securities
Fair value measurement
Available-for-sale investments	$ 940,202,386	6,117,238,787	$ 980,209,738	6,805,596,210
Measured on recurring basis | Level 1
Fair value measurement
Total		12,435,201,698		7,661,880,397
Measured on recurring basis | Level 1 | Listed equity securities
Fair value measurement
Available-for-sale investments		12,435,201,698		7,661,880,397
Measured on recurring basis | Level 2
Fair value measurement
Short-term investment		27,450,451,246		15,172,675,017
Measured on recurring basis | Level 2 | Financial products
Fair value measurement
Short-term investment		26,891,722,845		8,414,292,445
Measured on recurring basis | Level 2 | Time deposits
Fair value measurement
Short-term investment		148,992,785		6,758,382,572
Measured on recurring basis | Level 2 | Unlisted debt securities
Fair value measurement
Available-for-sale investments		409,735,616
Measured on recurring basis | Level 3
Fair value measurement
Total		5,707,503,171		6,805,596,210
Measured on recurring basis | Level 3 | Unlisted debt securities
Fair value measurement
Available-for-sale investments		¥ 5,707,503,171		¥ 6,805,596,210